Annual Total Returns - FidelityActiveEquityETFsA-ComboPRO - FidelityActiveEquityETFsA-ComboPRO - Fidelity Blue Chip Growth ETF	Nov. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Jun. 02, 2020
Fidelity Blue Chip Growth ETF
Bar Chart Table:
Annual Return 2021	21.11%